Maturity [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares iBonds Oct 2034 Term TIPS ETF | iShares iBonds Oct 2034 Term TIPS ETF
Prospectus [Line Items]
Annual Return [Percent]	8.76%